Shareholder Fees	Apr. 30, 2025 USD ($)
NAA ALL CAP VALUE SERIES | NAA ALL CAP VALUE SERIES [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
NAA LARGE CAP VALUE SERIES | NAA LARGE CAP VALUE SERIES [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
NAA LARGE CORE SERIES | NAA LARGE CORE SERIES [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
NAA LARGE GROWTH SERIES | NAA LARGE GROWTH SERIES [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
NAA MID GROWTH SERIES | NAA MID GROWTH SERIES [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
NAA SMALL CAP VALUE SERIES | NAA SMALL CAP VALUE SERIES [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
NAA SMALL GROWTH SERIES | NAA SMALL GROWTH SERIES [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
NAA SMID-CAP VALUE SERIES | NAA SMID-CAP VALUE SERIES [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	0
NAA WORLD EQUITY INCOME SERIES | NAA WORLD EQUITY INCOME SERIES [Default Label]
Prospectus [Line Items]
Shareholder Fee, Other	$ 0